6. Stock Option Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Options [Member]
Assumptions used
	Three Months Ended June 30		Six Months Ended June 30
	2015	2014	2015	2014
Expected volatility	27.07%	136.44%	32.04%	119.24%
Expected dividend yield		–		–
Risk-free interest rate	1.61%	.97%	1.90%	1.10%
Expected term (in years)	7.25	5	8.89	5.67

	Years Ended December 31,
	2014	2013

Expected volatility	54.84%	134.99%
Expected dividend yield	–	–
Risk-free interest rate	2.36%	2.70%
Expected term (in years)	8.93	5.45

Schedule of options outstanding
	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2015	16,980,000	.51	5.74	$160,100
Granted	2,460,000	.30	7.85
Exercised	–
Cancelled & Expired	(600,000)

Outstanding, June 30, 2015	18,840,000	.40	8.27	$9,000

Options exercisable, June 30, 2015	15,117,372	.41	8.17	$9,000

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value

Outstanding, January 1, 2014	7,045,000	$.49	4.52	314,750
Granted	10,035,000	$.41	7.68	–
Exercised	–	–	–	–
Cancelled / Expired	(100,000)	–	–	–

Outstanding, December 31, 2014	16,980,000	$.51	5.74	168,150

Options exercisable, December 31, 2014	12,302,435	$.53	8.36	168,150

Warrant [Member]
Assumptions used
	Three Months Ended June 30		Six Months Ended June 30
	2015	2014	2015	2014
Expected volatility	4.68%	156.68%	4.68%	156.681%
Expected dividend yield	-	–		–
Risk-free interest rate	.12%	1.69%	.12%	1.69%
Expected term (in years)	.50	5	.50	5

	Years Ended
	2014	2013

Expected volatility	156.68%	70.66%
Expected dividend yield	–	–
Risk-free interest rate	1.69%	.88%
Expected term (in years)	5	4.44

Schedule of warrants outstanding
	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, January 1, 2015	23,773,914	$.58	2.50	$53,500
Granted	9,066,668	$.45	4.96	–
Exercised
Expired	(6,000)
Outstanding, June 30, 2015	32,834,582	$.45	4.74	7,500

Warrants exercisable, June 30, 2015	32,834,582	$.45	4.74	$7,500

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value
Outstanding, January 1, 2014	19,640,375	$.56	2.88	209,500
Granted	5,566,339	$.70	3.48	–
Exercised	(685,000)	–	–	–
Cancelled/Expired	(1,447,800)	–	–	–
Outstanding, December 31, 2014	23,073,914	$.59	2.46	32,500

Warrants exercisable, December 31, 2014	23,073,914	$.59	2.46	32,500